Material accounting policies Company information (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit loss	€ 1,320,353	€ 5,308,332
Current assets	31,607
Current tax assets	€ 828,586	€ 663,542